Revenue - Summary of Contract Balances (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables (refer Note 9)	₨ 21,856	$ 262	₨ 30,687
Contract assets (refer Note 56)	₨ 1,716	$ 21	₨ 7,711	$ 93	₨ 0